                      SATTERLEE STEPHENS BURKE & BURKE LLP
                                 230 PARK AVENUE
                             NEW YORK, NY 10169-0079

  47 MAPLE STREET                (212) 818 9200             FAX (212) 818-9606/7
 SUMMIT, NJ 07901                                              www.ssbb.com
  (908) 277-2221
FAX (908) 277-2038

                                                                October 25, 2005

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Mail Stop 7010

ATTN: H. Roger Schwall, Assistant Director

            RE:   UNION DRILLING, INC.
                  REGISTRATION STATEMENT ON FORM S-1 - FILE NUMBER 333-127525

Dear Mr. Schwall:

         On behalf of Union Drilling, Inc. (the "Registrant" or "Union"), and
pursuant to Rule 101(a)(2)(i) of Regulation S-T promulgated under the Securities
Act of 1933, as amended (the "Securities Act"), transmitted herewith via EDGAR for filing with the Securities and Exchange Commission (the "SEC") is a copy of
Amendment No. 3 ("Amendment No. 3") to the above referenced Registration
Statement on Form S-1 ("Form S-1") marked to show changes made in the
Registration Statement from Amendment No. 1.

         This following discussion responds to comments relating to Amendment
No. 1 to the Form S-1 made by the staff (the "Staff") of the SEC in its letter dated October 19, 2005 (the "Comment Letter"). The following responses are numbered to correspond to the numbering system employed in the Comment Letter.
To facilitate reference, the Staff's comments have been inserted first in italics under the topic headings. Please be advised that the use of the terms
"the Company," "we," "us" and "our" refers to Union.

         GENERAL

1.       We note the filing of Amendment No.2 to the Registration Statement and the accompanying exhibits. We will need time to review the recently filed exhibits. We may have further comments. Please note that the following comments pertain to Amendment No.1 to the Registration
         Statement as filed on September 28, 2005.

Company Response:
-----------------

The comment is noted.

2.       We partially reissue prior comment 7. With respect to assertions other than those supported by the Energy Information Administration's reports, you have submitted a significant amount of data but have failed to indicate where, within the data, support for

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

         your statements appears. In your subsequent amendment, please clearly highlight or indicate the areas of the report(s) supportive of the statements made in the prospectus.

Company Response:
-----------------

Set forth below are the statements at issue in prior comment 7 for which we submitted data (other than the EIA reports), followed by our expanded support for those statements.

(A)      "[w]e have the largest rig fleet capable of providing horizontal and underbalanced drilling services in the Appalachian Basin..."; and,

Largest rig fleet: Rigdata (Rigdata.com) is in the business of tracking rig ownership and current rig operations across the U.S. In their 2005 edition of
Rigs and Drillers ("Rigs and Drillers"), the relevant pages of which are attached, we are listed by number of rigs as the largest drilling contractor in the Northeast Market, which includes all of the Appalachian Basin states
(Appalachian basin market position supported and explained in item (b) as well).

Underbalanced drilling: Twenty-one of our rigs are capable of underbalanced drilling, which is a greater number of total rigs than is owned by any of our competitors in this market.

Horizontal drilling: Twelve of our rigs are equipped for horizontal drilling.
S.W. Jack Drilling Company ("S.W. Jack"), with 16 rigs, is the only contractor in the Appalachian Basin with more than 12 rigs. This statement is also supported in item (b) and can be referenced from the attached document entitled
Locations and Operators - A Weekly Report of Working Locations (August 26, 2005)
(the "Weekly Report"), in which S.W. Jack rigs are circled in green. Ten of S.W.
Jack's 16 rigs are either Ideco H-35 or H-37 models that are not capable of horizontal drilling because the derricks are too small to support top drives, so by process of elimination we have the largest fleet capable of horizontal drilling in the Appalachian Basin.

(B)      "[o]ur leading presence in the Appalachian Basin permits us to dedicate greater resources than our regional competitors..."

As of August 26th, of the 18 drilling contractors with rigs under contract in the Appalachian Basin, 12 have five or fewer rigs under contract and only one, other than Union, has more than 10 rigs under contract. In the Weekly Report,
Union's rigs under contract have been circled in orange and their next closest competitor, S.W. Jack, is circled in green. In addition to having the largest market share by current rigs under contract in the Appalachian Basin, Union is also able to mobilize rigs from other markets to the Appalachian Basin, whereas our principal competitors in the Appalachian Basin (those with five or more rigs) do not have assets outside of the Appalachian Basin. See Rigs and
Drillers. This supports our statement that we have the leading position in the
Appalachian Basin and that we can dedicate greater resources than our regional competitors. A larger fleet of available rigs provides us with logistical advantages relative to competitors with smaller rig fleets. It is more likely, with a larger fleet, that we will have a rig in

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

closer proximity to our customer's designated drilling location. Further detail is provided in the following commentary and chart.

                  APPALACHIAN BASIN CONTRACT DRILLER RIG COUNT

Source: Rigdata, Locations & Operations; A Weekly Report of Working Locations,
August 26, 2005 (attached)

Appalachian states include: Kentucky, New York, Ohio, Pennsylvania, Virginia and
West Virginia

The attached document entitled Rigs under Contract in Appalachia (the "Summary")
summarizes the Weekly Report. Found in the Weekly Report is a breakdown of rig locations by state and by contractor as outlined by Rigdata and circled for quick reference as mentioned above. Below in tabular form is a summary of the total rig locations by contractor sourced from the Weekly Report. In the
Summary, Union data is highlighted in orange. Both the data in the below table and the Summary are directly sourced from the Weekly Report.

Rigs under contract (does not include rigs out of service)
  ------------- ---------------------------------- -------------------------
                CONTRACTOR                                       TOTAL RIGS
  ------------- ---------------------------------- -------------------------
  1             Union Drilling                                         19(1)
  ------------- ---------------------------------- -------------------------
  2             SW Jack                                                 16
  ------------- ---------------------------------- -------------------------
  3             Gene D Yost                                              9
  ------------- ---------------------------------- -------------------------
  4             Falcon                                                   8
  ------------- ---------------------------------- -------------------------
  5             Dallas Morris                                            7
  ------------- ---------------------------------- -------------------------
  6             Whipstock                                                6
  ------------- ---------------------------------- -------------------------
  7             Kilbarger                                                5
  ------------- ---------------------------------- -------------------------
  8             Nexus                                                    5
  ------------- ---------------------------------- -------------------------
  9             Capstar                                                  4
  ------------- ---------------------------------- -------------------------
  10            Warren                                                   4
  ------------- ---------------------------------- -------------------------
  11            Phoenix                                                  3
  ------------- ---------------------------------- -------------------------
  12            G Mitchell                                               2
  ------------- ---------------------------------- -------------------------
  13            Rose Run                                                 2
  ------------- ---------------------------------- -------------------------
  14            Crudewell                                                1
  ------------- ---------------------------------- -------------------------
  15            G&H                                                      1
  ------------- ---------------------------------- -------------------------
  16            Land and shore                                           1
  ------------- ---------------------------------- -------------------------
  17            Mitchell                                                 1
  ------------- ---------------------------------- -------------------------
  18            PEP                                                      1
  ------------- ---------------------------------- -------------------------

Note: Rigdata report as of the week of August 26th
(1) This figure does not include inactive rigs or coal rigs.

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

3.       We have reviewed the supplemental information submitted in support of your statement that the "EIA projects that onshore natural gas production" in the lower 48 states will increase from 53% in 2003 to
         63% in 2025. Based on our review of the Annual Energy Outlook 2005, it is not apparent that the EIA report's projections of growth from 6.6
         TcF to 8.4 TcF is limited to only onshore production figures. Further, based on the differences in percentages of the increase cited by you versus the EIA and the explanation that your percentage figures include only onshore production, it would appear that the EIA figures regarding total increases in unconventional natural gas production are not limited to onshore production. Please revise or advise. Please clarify in your disclosure and explain as done in your response, that the percentage increases you cite in unconventional natural gas production are based only on onshore production in the lower 48 states.

Company Response:
-----------------

On the EIA website, (www.eia.doe.gov) and in the attached copy entitled EIA
Annual Energy Outlook 2005 (the "EIA Report"), in the third paragraph on page one, the EIA states that "Lower 48 unconventional gas production grows from 6.6 trillion cubic feet in 2003 to 8.6 trillion cubic feet in 2025 (Figure 83) and from 35 percent of TOTAL LOWER 48 PRODUCTION in 2003 to 44 percent in 2025." In its prospectus, Union calculates onshore unconventional gas as a percentage of
TOTAL ONSHORE (conventional and unconventional), or 53% in 2003 to 63% in 2025.

Additional detail: As seen in the attached document entitled Figure 83. Natural
Gas Production by Source, 1990-2025 ("Figure 83"), which was sourced from the
EIA Report, the 6.6 tcf and 8.6 tcf figures are highlighted in yellow. Both numbers are sourced from the column labeled `L48 onshore NA unconventional'.
These figures match the text in the above paragraph (paragraph three of EIA
Report), which is cited as L48 unconventional production, hence all unconventional production is onshore.

The figures in the statement, "lower 48 unconventional gas production grows from
6.6 trillion cubic feet in 2003 to 8.6 trillion cubic feet in 2025 (Figure 83)
and from 35 percent of TOTAL LOWER 48 PRODUCTION in 2003 to 44 percent in 2025,"
are derived by dividing `L48 onshore NA unconventional' by total gas production
(sum of the first four columns from Figure 83). We believe that it is more appropriate to divide onshore unconventional gas production by total onshore gas production (sum of the first two columns from Figure 83) because, as shown above, all unconventional production is onshore.

The details of EIA's calculation for 2003 and 2025:

2003
6.6 / (5.8 + 6.6 + 2.5 + 3.7) = 35.4%

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

2025
8.6 / (5.0 + 8.6 + 2.4 + 3.6)= 43.9%

The details of Union's calculation for 2003 and 2025:

2003
6.6 / (5.8 + 6.6) = 53.3%

2025
8.6 / (5.0 + 8.6) = 63.2%

         UNAUDITED PRO FORMA COMBINED CONSOLIDATED FINANCIAL INFORMATION
         ---------------------------------------------------------------

         UNAUDITED PRO FORMA COMBINED CONSOLIDATED STATEMENT OF OPERATIONS,
         ------------------------------------------------------------------

         -------

4.       We note that you have characterized the transaction with SPA Drilling
         L.P. as an acquisition. Since you determined that you did not acquire a business, it is unclear what basis you have for utilizing the historical financial information of SPA Drilling L.P. in your pro forma presentation. Please submit an analysis of the arrangement, addressing the criteria set forth in Rule 11-01(d) of Regulation S-X.

Company Response:
-----------------

The purchase of all of the drilling assets of SPA Drilling L.P. was determined to be an acquisition of a business, based on the criteria set forth in Rule
11-01(d) of Regulation S-X, and treated as such in the prospectus. The wording referencing this acquisition has been modified to clarify this point. A copy of this analysis is attached for your information.

5.       We understand from your response to prior comment 44 that although you have determined it is likely a performance condition will be triggered in conjunction with your offering, you have given no accounting recognition to the participation rights granted to management and other participants as you are currently unable to conclude that the fair value of your stock held by UDC exceeds the threshold amount. It appears you should identify this item within your pro forma discussion on page 24, along with offering proceeds anticipated. Tell us the per share value utilized in forming your view that the threshold amount "
         ... had not been exceeded to the extent where any significant compensation expense costs would be required to be recognized;" and the expense amount arising from that computation that you determined was not material.

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

Company Response:
-----------------

The pro forma statements for the year ended December 31, 2004 and the six-month period ended June 30, 2005 and related footnotes have been amended to reflect the amount of the compensation expense that would be recorded assuming that this offering results in a valuation of our stock held by Union Drilling Company LLC of $210,606,976 (based on the midpoint of the range set forth on the cover page of the prospectus contained in Amendment No. 3). We have also attached an analysis of the June 30, 2005 calculation of the immaterial compensation expense based on the equity raised on April 1, 2005 at $19.00 per share.

         MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS
         -----------------------------------------------------------------------
         OF OPERATIONS
         -------------

         COMPANY OVERVIEW, PAGE 35
         -------------------------

6.       We have read the disclosures you added in response to prior comment 21, changing references to operating margin to drilling margin, and reconciling operating income/loss to drilling margin. Given your focus on margin, it appears the most comparable GAAP based metric would be gross margin, as previously indicated. The per day metric should also be reconciled.

Company Response:
-----------------

We have modified the various references related to drilling margin to show the reconciliation of gross margin (GAAP metric) to drilling margin, both in aggregate and on a per day metric basis.

         BUSINESS
         --------

         CUSTOMERS AND MARKETING, PAGES 51 AND 52
         ----------------------------------------

7.       We note your response to prior comment 23, indicating that you believe margins under footage and daywork contracts, on average, are comparable. For each period presented and subsequent interim period, please provide a schedule with revenues and margins for both footage and daywork contracts so that we may better understand your conclusions.

Company Response:
-----------------

Although we believe the statements comparing margins under daywork contracts with margins under footage contracts to be true, collecting the information required to support the statements

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

would be time consuming, because our accounting and operating systems produce information by rig, not by contract type, and could lead to delays in the
Company's public offering. Consequently, since we do not believe that the information is material, we have revised the disclosure to omit those statements. We have retained the disclosure noting the higher risks associated with footage contracts.

         EXECUTIVE COMPENSATION, PAGE 62
         -------------------------------

8.       Please supplement your disclosure in this section to disclose, under a separate subheading, the terms of the contingent management compensation discussed on page F-19.

Company Response:
-----------------

We have moved the information in footnotes 2 and 4 of the stock option table to a new subsection entitled "Truncheon unit grants."

         NOTE 2 - DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
         ----------------------------------------------------------------------
         POLICIES
         --------

         PROPERTY, BUILDINGS AND EQUIPMENT, PAGE F-9

9.       We note your response to prior comment 42, in which you explain that using the straight-line method of depreciation for your drilling rigs, regardless of whether the rigs are deployed or unavailable due to maintenance or refurbishment, is desirable as this method reduces the likelihood you would need to recognize an impairment charge precipitated by the cyclical nature of your business. Under ARB 43,
         Chapter 9, paragraph 5, you are required to utilize a depreciation methodology that allocates the cost " ... as equitably as possible to the periods during which services are obtained" from the drilling rigs.
         Since you have not addressed asset utilization in your response, it is unclear how you have determined that your method complies with this guidance. We will require further clarification. Please submit a schedule showing all rigs that you own, including periods of utilization for each period presented, and the capitalized costs, related depreciation, and net capitalized cost, individually and in the aggregate, at each balance sheet date. We reissue prior comment 42.

Company Response:
-----------------

The Company recognizes depreciation related to drilling rigs and related service equipment on a straight-line basis over the estimated lives of the assets (3-10 years). This method is used because management believes that this accounting principle is generally accepted and employed by a

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

significant number of companies within the industry. The following public drilling companies utilize the straight-line method of depreciation.

                  Bronco Drilling Company, Inc.
                  Diamond Offshore Drilling Inc.
                  Ensco International Inc.
                  Global Santafe Corp.
                  Grey Wolf Inc.
                  Helmerich and Payne Inc.
                  Noble Corp
                  Patterson UTI Energy Inc.
                  Pioneer Drilling Co.
                  Pride International Inc.
                  Rowan Companies Inc
                  Todco
                  Transocean Inc
                  Unit Corp

The Company will compete for capital with many of these entities prospectively.
Management also believes that consistency in policies amongst entities helps facilitate comparison of operating results. There are periods of non-utilization during the useful life of a drilling rig where the asset loses value due to inactivity. This situation becomes evident when we place a rig in service after a period of significant inactivity, and we incur significant amounts of repair and maintenance costs to correct the physical condition of the rig. One of the primary reasons that a rig will remain idle for a period of time is the result of a mismatch between the rig's specific drilling capabilities with our customer's drilling needs. During the period covered by the annual and interim financial statements included in the Registration Statement, the full utilization of our rigs was 26%, 36%, 42%, and 48% for the periods ended
December 31, 2002, 2003, 2004, and the six months ended June 30, 2005, respectively. We believe that a significant component of the cost of idle capacity is depreciation, and employing an accounting method such as units of production would not, in our view, recognize that cost.

Under FASB 144, Accounting for the Impairment or Disposal of Long-Lived Asset,
there exists two general classifications of assets: (1) assets held and used, and (2) assets held for sale. Assets held and used are to continue to be depreciated as long as these assets are in service (this would include our rigs that are idle). Assets held for sale are adjusted to estimated fair market value and cease to be depreciated. None of our rigs qualify for the held-for-sale category.

Finally, we believe that ARB 43, Chapter 9, Paragraph 5 was directed to depreciation of emergency facilities, and therefore, is not appropriate in the context of this situation. Please note the substantial number of registrants within the industry (see above) that employ the straight-line method.

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

         NOTE 2 - DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
         ----------------------------------------------------------------------
         POLICIES
         --------

         REVENUE RECOGNITION, PAGE F-10
         ------------------------------

10.      We have read your response to prior comment 43, in which you explain that mobilization revenues refer to trucking services you provide to your customers to transport your rigs to the locations where they would like you to drill. Under SAB TopicI3:A.3.f., IRQ 1, the deferral of revenue would be appropriate when a nonrefundable upfront fee has no utility to the purchaser separate and independent of your performance of the other elements of the arrangement; and in the absence of your continuing involvement under the arrangement, the customer would not have paid the fee. Please tell us how often you have provided rig-transport trucking services to a customer without also providing drilling services. Provide us with a list of contracts for any such mobilization services, including the dollar value, for each period presented and the subsequent interim period. In addition, for each period presented, please provide a schedule showing the impact on revenues and net income that deferring all fees received in advance of and during periods of mobilization, and then amortizing them as drilling services are provided would have.

Company Response:
-----------------

As indicated in our prior response to Comment 43, we continue to believe that mobilization revenues are a discrete and separately recognizable revenue stream.
That said, we do not generally provide trucking services to non-customers. We have no contracts where we only provide mobilization services. The impact on revenue and net income (loss) of deferring mobilization and recognizing it over the period that the drilling services are provided is provided is presented in the following table:

                                $ CHANGE        % CHANGE           $ CHANGE
                                   IN           IN TOTAL        IN NET INCOME/
    YEAR / PERIOD ENDED          REVENUES       REVENUES            (LOSS)
---------------------------- --------------- --------------    ----------------

     December 31, 2002        $71,732             0.15%           $14,418

     December 31, 2003        $(188,965)          -0.32%          $(41,572)

     December 31, 2004        $(28,588)           -0.04%          $(8,948)

       June 30, 2004          $88,632             0.30%           $19,369

       June 30, 2005          $(145,415)          -0.28%          $(36,499)

SATTERLEE STEPHENS BURKE & BURKE LLP
         United States Securities and Exchange Commission
         October 25, 2005

As illustrated in the above table, the effect of the Company's policy regarding mobilization is immaterial to both revenue and net income (loss) for the respective fiscal years and periods presented. In developing this analysis, we considered SEC Staff Accounting Bulletin No. 99, Materiality.

* * * * *

         We have filed via EDGAR Amendment No. 3 contemporaneously with the filing of this letter. Amendment No. 3 incorporates responses to the Staff's comments, pricing and share price information and other minor changes. Also we will send, via overnight courier, courtesy copies of this letter and all attachments, as well as five copies of Amendment No. 3 marked to show changes made therein in response to the Staff's comments.

         If you have any questions or require any further information, please do not hesitate to contact the undersigned or Marybeth Riordan of this office, collect at (212) 818-9200.

                                                   Very truly yours,

                                                   Edwin T. Markham

cc:      Christopher D. Strong (w/enc.)
         Gerald S. Tanenbaum (w/enc.)